DISCONTINUED OPERATIONS (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended																		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Class B Common Shares	Dec. 31, 2011 Arrangement Transferred Assets and Business	Dec. 31, 2010 Arrangement Transferred Assets and Business	Dec. 31, 2011 Arrangement Transferred Assets and Business Class B Common Shares	Dec. 31, 2011 Arrangement Transferred Assets and Business Fair Value	Dec. 31, 2011 Arrangement Transferred Assets and Business Carrying Value	Dec. 31, 2011 Arrangement Transferred Assets and Business Gain	Dec. 31, 2011 Development properties Fair Value Level 1 and 2	Dec. 31, 2011 Development properties Fair Value Level 2	Dec. 31, 2011 Development properties Fair Value Level 3	Dec. 31, 2011 Development properties Carrying Value	Dec. 31, 2011 Development properties Gain	Dec. 31, 2011 Income-producing property and property in United States Fair Value Level 3	Dec. 31, 2011 Income-producing property and property in United States Carrying Value	Dec. 31, 2011 Income-producing property and property in United States Gain	Dec. 31, 2011 Racing & Gaming Business The Village at Gulfstream Park	Jun. 30, 2011 Racing & Gaming Business The Village at Gulfstream Park	Dec. 31, 2011 Racing & Gaming Business MJC	Jun. 30, 2011 Racing & Gaming Business MJC	Dec. 31, 2011 Racing & Gaming Business Fair Value Level 1 and 2	Dec. 31, 2011 Racing & Gaming Business Fair Value Level 2	Dec. 31, 2011 Racing & Gaming Business Fair Value Level 3	Dec. 31, 2011 Racing & Gaming Business Carrying Value	Dec. 31, 2011 Racing & Gaming Business Gain	Dec. 31, 2011 Lone Star LP
Results of operations related to discontinued operations
Revenues					262,345	189,876
Purses, awards and other					148,584	103,878
Operating costs					80,208	93,233
Property operating costs					933	1,770
General and administrative					21,759	27,853
Depreciation and amortization					3,445	9,526
Interest income					(310)	(422)
Foreign exchange gains					(51)	(101)
Equity loss					1,952	29,951
Write-down of long-lived and intangible assets						44,499
Operating income (loss)					5,825	(120,311)
Loss on disposal of real estate						(1,305)
Income (loss) before income taxes					5,825	(121,616)
Income tax recovery					(1,196)	(347)
Income (loss) from operations					7,021	(121,269)
Net gain on disposition of discontinued operations, net of income tax					87,428					87,428
Income taxes					(10,502)					(10,502)
Income (loss) from discontinued operations, net of income tax		94,449	(121,269)		94,449	(121,269)
Additional disclosures
Number of shares purchased for cancellation	83,000			183,999			363,414
Distribution under Plan of Arrangement		680,630			680,600
Fair values and carrying values of the Arrangement Transferred Assets & Business
Current assets											2,320			2,320									82,650			82,650
Land held for development													218,039	132,257	85,782
Land and building																15,997	9,354	6,643
Current liabilities												(4,250)		(4,250)										(37,698)		(37,698)
Future taxes													(1,395)	(1,395)											(24,414)	(24,414)
Fixed assets																								6,935		6,935
Racing lands and other long-term assets																									392,471	384,754	7,717
Technology companies																									45,872	40,562	5,310
Other liabilities																								(4,311)		(4,311)
Gain on disposition before transaction costs and income taxes										105,452
Gain on disposition before transaction costs and income taxes								692,216	586,764
Transaction costs										(8,042)
Net gain on disposition before undernoted										97,410
Reclassification to net income of foreign currency translation gain and net unrecognized actuarial pension loss										520
Other information
Joint venture interest (as a percent)																			50.00%	50.00%	50.00%	51.00%
Current and long-term portions of the proceeds from the sale of Lone Star LP as a percent of outstanding total proceeds from sale																												50.00%